The following tables provides a summary of other information related to leases for the year ended December 31, 2021 and 2020: (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Proceeds from Operating Activities, Total	$ 350,000
Right-of-use assets obtained in exchange for new operating lease liabilities
Operating Lease, Weighted Average Remaining Lease Term	3 years 1 month 6 days
Lessee, Operating Lease, Discount Rate	8.00%
T U R N O N G R E E N I N C [Member]
Proceeds from Operating Activities, Total		$ 93,000	$ 25,000
Right-of-use assets obtained in exchange for new operating lease liabilities
Operating Lease, Weighted Average Remaining Lease Term		2 years 10 months 24 days	3 years 1 month 6 days
Lessee, Operating Lease, Discount Rate		10.00%	10.00%